Stock Option Plan (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Option [Member]
Expected volatility	162.32%	30.88%
Expected dividend yield
Risk-free interest rate	1.47%	2.66%
Expected term (in years)	10 years	9 years 9 months 26 days
Warrant [Member]
Expected volatility	182.46%	0.00%
Expected dividend yield
Risk-free interest rate	2.12%	0.00%